Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 03, 2020	Nov. 20, 2020	Mar. 31, 2022	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs			$ 5,941,564	$ 4,243,264
Underwriting fees			1,500,000	1,500,000
Deferred underwriting fees			2,250,000	2,250,000
Other offering costs			$ 493,264	$ 493,264
Initial public offering, description	Following the closing of the Initial Public Offering on November 3, 2020, an amount of $75,750,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.			Following the closing of the Initial Public Offering on November 3, 2020, an amount of $75,750,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.
Reduce price per share (in Dollars per share)			$ 10.1	$ 10.1
Operating bank accounts			$ 166,373	$ 404,345
Working capital			147,032	$ 272,751
Founder shares			$ 1,698,300
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units of initial public offering (in Shares)			3,750,000
Generating gross proceeds			$ 3,750,000
Price per share (in Dollars per share)			$ 1
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units of initial public offering (in Shares)	7,500,000	7,500,000
Per unit price (in Dollars per share)	$ 10	$ 10
Generating gross proceeds	$ 75,000,000	$ 75,000,000
Pro rata price, per share (in Dollars per share)			$ 10	$ 10
Private placement warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units of initial public offering (in Shares)			3,750,000	3,750,000
Per unit price (in Dollars per share)				$ 1
Generating gross proceeds				$ 3,750,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination, description			Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned) at the time of the signing of an agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.	Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned) at the time of the signing of an agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
Net tangible assets			$ 5,000,001	$ 5,000,001
Percentage of seeking redemption rights			15.00%	15.00%
Pro rata price, per share (in Dollars per share)			$ 10.1	$ 10.1
Business Combination [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Description of business combination			If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $50,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. The underwriters of the Initial Public Offering have agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the amount initially funded in the Trust Account ($10.10 per share).	The Company will have until May 3, 2022 to consummate a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $50,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. The underwriters of the Initial Public Offering have agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the amount initially funded in the Trust Account ($10.10 per share).